Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Exchange Rate Risk - Interest rate risk [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hedged item Inflows [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Demand [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Up to 1 month [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Between 1 and 3 months [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Between 3 and 12 months [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | Between 3 and 5 years [Member]
Hedged item
Net flows
Hedged item Inflows [Member] | More than 5 years [Member]
Hedged item
Net flows
Hedged item Outflows [Member]
Hedged item
Net flows	(2,217,680)	(41,758)
Hedged item Outflows [Member] | Demand [Member]
Hedged item
Net flows
Hedged item Outflows [Member] | Up to 1 month [Member]
Hedged item
Net flows	(30,629)	(5,687)
Hedged item Outflows [Member] | Between 1 and 3 months [Member]
Hedged item
Net flows	(168,812)	(4,281)
Hedged item Outflows [Member] | Between 3 and 12 months [Member]
Hedged item
Net flows	(1,992,343)	(20,192)
Hedged item Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Net flows	(22,684)	(6,784)
Hedged item Outflows [Member] | Between 3 and 5 years [Member]
Hedged item
Net flows	(3,212)	(3,208)
Hedged item Outflows [Member] | More than 5 years [Member]
Hedged item
Net flows		(1,606)
Hedged item Net flows [Member]
Hedged item
Net flows	(2,217,680)	(41,758)
Hedged item Net flows [Member] | Demand [Member]
Hedged item
Net flows
Hedged item Net flows [Member] | Up to 1 month [Member]
Hedged item
Net flows	(30,629)	(5,687)
Hedged item Net flows [Member] | Between 1 and 3 months [Member]
Hedged item
Net flows	(168,812)	(4,281)
Hedged item Net flows [Member] | Between 3 and 12 months [Member]
Hedged item
Net flows	(1,992,343)	(20,192)
Hedged item Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Net flows	(22,684)	(6,784)
Hedged item Net flows [Member] | Between 3 and 5 years [Member]
Hedged item
Net flows	(3,212)	(3,208)
Hedged item Net flows [Member] | More than 5 years [Member]
Hedged item
Net flows		(1,606)
Hedging instrument Inflows [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Demand [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Up to 1 month [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Between 1 and 3 months [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Between 3 and 12 months [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Between 1 and 3 years [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | Between 3 and 5 years [Member]
Hedging instrument
Net flows
Hedging instrument Inflows [Member] | More than 5 years [Member]
Hedging instrument
Net flows
Hedging instrument Outflows [Member]
Hedging instrument
Net flows	2,217,680	41,758
Hedging instrument Outflows [Member] | Demand [Member]
Hedging instrument
Net flows
Hedging instrument Outflows [Member] | Up to 1 month [Member]
Hedging instrument
Net flows	30,629	5,687
Hedging instrument Outflows [Member] | Between 1 and 3 months [Member]
Hedging instrument
Net flows	168,812	4,281
Hedging instrument Outflows [Member] | Between 3 and 12 months [Member]
Hedging instrument
Net flows	1,992,343	20,192
Hedging instrument Outflows [Member] | Between 1 and 3 years [Member]
Hedging instrument
Net flows	22,684	6,784
Hedging instrument Outflows [Member] | Between 3 and 5 years [Member]
Hedging instrument
Net flows	3,212	3,208
Hedging instrument Outflows [Member] | More than 5 years [Member]
Hedging instrument
Net flows		1,606
Hedging instrument Net flows [Member]
Hedging instrument
Net flows	2,217,680	41,758
Hedging instrument Net flows [Member] | Demand [Member]
Hedging instrument
Net flows
Hedging instrument Net flows [Member] | Up to 1 month [Member]
Hedging instrument
Net flows	30,629	5,687
Hedging instrument Net flows [Member] | Between 1 and 3 months [Member]
Hedging instrument
Net flows	168,812	4,281
Hedging instrument Net flows [Member] | Between 3 and 12 months [Member]
Hedging instrument
Net flows	1,992,343	20,192
Hedging instrument Net flows [Member] | Between 1 and 3 years [Member]
Hedging instrument
Net flows	22,684	6,784
Hedging instrument Net flows [Member] | Between 3 and 5 years [Member]
Hedging instrument
Net flows	3,212	3,208
Hedging instrument Net flows [Member] | More than 5 years [Member]
Hedging instrument
Net flows		$ 1,606